INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Segment Information (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Investments in associates and joint ventures	$ 5,369	$ 5,672	$ 5,402
Utilities
Disclosure of operating segments [line items]
Investments in associates and joint ventures	199	312
Transport
Disclosure of operating segments [line items]
Investments in associates and joint ventures	2,780	2,162
Midstream
Disclosure of operating segments [line items]
Investments in associates and joint ventures	0	707
Data
Disclosure of operating segments [line items]
Investments in associates and joint ventures	2,382	2,326
Corporate
Disclosure of operating segments [line items]
Investments in associates and joint ventures	$ 8	$ 165